Property, Plant And Equipment - Narrative (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property Plant And Equipments [Line Items]
Percentage of mineral property assets		90.80%
Carrying value of exploration properties acquired		$ (238,000)
Proceeds on disposal of property, plant and equipment		240,000	$ 125,000
Mineral properties
Property Plant And Equipments [Line Items]
Carrying value of exploration properties acquired		$ (238,000)
Kindersley Lithium Project
Property Plant And Equipments [Line Items]
Percentage of ownership interest earned through earn - in options		75.00%
Payments for acquisition of interest in project		$ 800,000
Transaction expenses related to agreement		61,000
Expenses related to the earn - in option		$ 2,396,000
Foremost Clean Energy Ltd | Non-core uranium exploration properties
Property Plant And Equipments [Line Items]
Percentage of interest in exploration properties	20.00%	20.00%
Foremost Clean Energy Ltd | Hatchet Lake
Property Plant And Equipments [Line Items]
Percentage of interest in exploration properties		14.03%
Foremost Clean Energy Ltd | Mineral properties
Property Plant And Equipments [Line Items]
Carrying value of exploration properties acquired		$ (238,000)
Wheeler River Joint Venture
Property Plant And Equipments [Line Items]
Ownership Interest, in Key Contractual Arrangements		90.00%
Waterbury Lake Uranium LP
Property Plant And Equipments [Line Items]
Ownership interest, Joint Operations		70.32%	69.35%
Net smelter return royalty		2.00%
Midwest Joint Venture
Property Plant And Equipments [Line Items]
Ownership Interest, in Key Contractual Arrangements		25.17%	25.17%
Mann Lake Joint Venture
Property Plant And Equipments [Line Items]
Ownership Interest, in Key Contractual Arrangements		30.00%	30.00%
Wolly Joint Venture
Property Plant And Equipments [Line Items]
Ownership Interest, in Key Contractual Arrangements		20.77%	20.77%
Johnston Lake Joint Venture
Property Plant And Equipments [Line Items]
Ownership interest, contractual arrangements		100.00%
McClean Lake Joint Venture
Property Plant And Equipments [Line Items]
Ownership Interest, in Key Contractual Arrangements		22.50%	22.50%
Building and Machinery		$ 51,545,000
Percentage of building and machinery		69.90%
JCU
Property Plant And Equipments [Line Items]
Ownership interest, Joint Operations		50.00%	50.00%
JCU | Wheeler River Joint Venture
Property Plant And Equipments [Line Items]
Ownership interest, Joint Operations		5.00%
Saskatchewan
Property Plant And Equipments [Line Items]
Carrying value of mineral property assets		$ 167,297,000
Percentage of mineral property assets		90.80%